Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities.

										Group
					2020					2019
	Balance sheet line item					Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	41,129	3,528	2,191	—	46,848	46,692	3,601	1,991	—	52,284
Cash flows from financing activities	(7,201)	(659)	—	(292)	(8,152)	(3,839)	—	196	(469)	(4,112)
Cash flows from operating activities	1,201	—	—	—	1,201	(529)	—	—	—	(529)
Non-cash changes:
–Unrealised foreign exchange	376	22	—	—	398	(1,320)	(50)	—	—	(1,370)
–Other changes	61	(335)	—	292	18	125	(23)	4	469	575
At 31 December	35,566	2,556	2,191	—	40,313	41,129	3,528	2,191	—	46,848